Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.2%
Aristocrat Leisure Ltd. ........... 718 $ 20,700
Charter Hall Group
(a)
............ 422 3,292
Cochlear Ltd. ................ 26 5,160
Coles Group Ltd. .............. 239 2,480
Fortescue Ltd. ................ 19 367
GPT Group (The)
(a)
............. 187 565
Lendlease Corp. Ltd.
(a)
.......... 125 600
Macquarie Group Ltd. ........... 394 48,615
Orica Ltd. ................... 210 2,215
Rio Tinto plc ................. 534 36,963
Vicinity Ltd. .................. 2,688 3,568
Worley Ltd. .................. 616 5,916
130,441
Austria — 0.2%
BAWAG Group AG
(b) (c)
........... 299 15,395
Erste Group Bank AG ........... 65 2,800
18,195
Belgium — 0.3%
Groupe Bruxelles Lambert NV ..... 215 16,299
Sofina SA ................... 13 3,109
Syensqo SA
(d)
................ 105 9,361
28,769
Brazil — 1.6%
Ambev SA .................. 10,179 26,894
CCR SA .................... 4,689 12,464
Cia Brasileira de Aluminio ........ 1,044 856
Cia Brasileira de Distribuicao
(d)
..... 1,851 1,476
Cielo SA .................... 316 314
Cogna Educacao SA
(d)
.......... 13,234 7,773
EcoRodovias Infraestrutura e Logistica
SA ..................... 1,275 2,334
Embraer SA
(d)
................ 615 2,829
Energisa SA ................. 533 5,445
Grupo Casas Bahia SA
(d)
......... 151 240
Lojas Renner SA .............. 332 1,080
Magazine Luiza SA
(d)
........... 685 289
Marfrig Global Foods SA
(d)
........ 8,044 15,213
Natura & Co. Holding SA
(d)
....... 1,971 6,397
Qualicorp Consultoria e Corretora de
Seguros SA ............... 2,696 1,181
TOTVS SA
(d)
................. 1,689 10,790
Ultrapar Participacoes SA ........ 1,885 10,722
Wheaton Precious Metals Corp. .... 1,407 65,941
Yara International ASA .......... 83 2,743
174,981
Canada — 2.0%
Bank of Nova Scotia (The) ........ 493 23,054
Barrick Gold Corp. ............. 16 250
CAE, Inc.
(d)
.................. 97 1,942
Canadian Imperial Bank of Commerce 1,051 47,498
CGI, Inc.
(d)
.................. 3 336
Empire Co. Ltd. , Class A ......... 214 5,545
Enbridge, Inc. ................ 1,187 42,149
FirstService Corp. ............. 72 12,051
Keyera Corp. ................ 277 6,700
Magna International, Inc. ......... 8 455
Nutrien Ltd. .................. 146 7,280
Parkland Corp. ............... 120 4,095
Pembina Pipeline Corp. ......... 29 999
RioCan REIT ................. 64 871
Shopify, Inc. , Class A
(d)
.......... 433 34,664
Security
Shares
Shares Value
Canada (continued)
Stantec, Inc. ................. 274 $ 22,016
WSP Global, Inc. .............. 22 3,232
213,137
Chile — 0.1%
Antofagasta plc ............... 645 14,058
China — 3.0%
Alibaba Group Holding Ltd. ....... 3,600 32,288
A-Living Smart City Services Co.
Ltd.
(b) (c)
................... 1,250 481
Baidu, Inc. , Class A
(d)
........... 750 9,710
Beijing Capital International Airport Co.
Ltd. , Class H
(d)
.............. 2,000 579
Beijing Shiji Information Technology Co.
Ltd. , Class A
(d)
.............. 900 889
Bilibili, Inc. , Class Z
(d)
........... 320 2,889
BYD Co. Ltd. , Class A ........... 1,800 42,864
By-health Co. Ltd. , Class A ....... 300 628
CECEP Solar Energy Co. Ltd. , Class A 7,600 5,332
China Datang Corp. Renewable Power
Co. Ltd. , Class H ............ 1,000 217
China Eastern Airlines Corp. Ltd. , Class
A
(d)
..................... 900 469
China Merchants Bank Co. Ltd. , Class
H ...................... 500 1,823
China Petroleum & Chemical Corp. ,
Class A .................. 1,700 1,411
China State Construction Engineering
Corp. Ltd. , Class A ........... 400 287
China Vanke Co. Ltd. , Class H ..... 300 236
CMOC Group Ltd. , Class A ....... 600 449
COSCO SHIPPING Holdings Co. Ltd. ,
Class H .................. 500 525
CRRC Corp. Ltd. , Class A ........ 100 79
DHC Software Co. Ltd. , Class A .... 800 556
Dongxing Securities Co. Ltd. , Class A 300 331
ENN Energy Holdings Ltd. ........ 100 744
Geely Automobile Holdings Ltd. .... 6,000 5,687
Goldwind Science & Technology Co.
Ltd. , Class A ............... 8,200 7,960
Goldwind Science & Technology Co.
Ltd. , Class H ............... 1,400 511
Goneo Group Co. Ltd. , Class A .... 100 1,293
Gree Electric Appliances, Inc. of Zhuhai ,
Class A .................. 2,000 9,823
Guosen Securities Co. Ltd. , Class A . 900 1,007
Haitong Securities Co. Ltd. , Class A . 1,000 1,225
Huatai Securities Co. Ltd. , Class A .. 500 957
JD.com, Inc. , Class A ........... 1,300 14,659
Jinko Solar Co. Ltd. , Class A ...... 3,282 3,619
Jiumaojiu International Holdings Ltd.
(b) (c)
1,000 589
Kingsoft Cloud Holdings Ltd.
(d)
..... 2,000 348
Lenovo Group Ltd. ............. 6,000 6,282
Li Ning Co. Ltd. ............... 1,500 3,205
Meituan , Class B
(b) (c) (d)
........... 3,700 29,760
Metallurgical Corp. of China Ltd. , Class
A ...................... 2,000 902
NavInfo Co. Ltd. , Class A
(d)
....... 600 541
NetEase, Inc. ................ 900 17,494
NIO, Inc. , Class A
(d)
............ 90 505
PetroChina Co. Ltd. , Class A ...... 1,100 1,280
Pharmaron Beijing Co. Ltd. , Class H
(b) (c)
150 194
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 3,500 14,712

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Poly Property Services Co. Ltd. , Class
H
(c)
..................... 200 $ 710
SAIC Motor Corp. Ltd. , Class A .... 987 1,879
Sangfor Technologies, Inc. , Class A
(d)
100 759
SDIC Capital Co. Ltd. , Class A ..... 1,000 929
Shanghai Electric Group Co. Ltd. , Class
A
(d)
..................... 1,300 720
Shanghai Pharmaceuticals Holding Co.
Ltd. , Class A ............... 200 472
Shenzhen Overseas Chinese Town Co.
Ltd. , Class A
(d)
.............. 5,700 2,342
Sinopec Shanghai Petrochemical Co.
Ltd. , Class A
(d)
.............. 1,600 593
Sunny Optical Technology Group Co.
Ltd. ..................... 400 2,459
Tencent Holdings Ltd. ........... 2,100 72,894
Trip.com Group Ltd.
(d)
........... 300 10,920
Western Securities Co. Ltd. , Class A . 300 249
Xiabuxiabu Catering Management
China Holdings Co. Ltd.
(b) (c)
..... 5,000 1,270
ZTE Corp. , Class A ............ 1,400 4,276
325,812
Denmark — 1.7%
DSV A/S .................... 45 8,051
Genmab A/S
(d)
................ 30 8,296
Novo Nordisk A/S , Class B ....... 1,286 146,995
Novozymes A/S , Class B ......... 369 18,908
Orsted A/S
(b) (c)
................ 64 3,607
Pandora A/S ................. 8 1,169
187,026
Finland — 0.1%
Wartsila OYJ Abp .............. 806 11,890
France — 1.3%
AXA SA .................... 192 6,444
Carrefour SA ................. 406 6,931
Credit Agricole SA ............. 245 3,509
Dassault Aviation SA ........... 4 758
Eiffage SA .................. 82 8,580
Engie SA ................... 2,240 35,778
Gecina SA .................. 6 662
Hermes International SCA ........ 39 82,277
Worldline SA
(b) (c) (d)
............. 38 514
145,453
Germany — 2.9%
BASF SE ................... 32 1,530
Bayerische Motoren Werke AG .... 29 3,017
Deutsche Lufthansa AG (Registered)
(d)
393 3,268
Deutsche Telekom AG (Registered) . 1,088 26,708
Mercedes-Benz Group AG ........ 1,179 79,598
Nordex SE
(d)
................. 85 867
SAP SE .................... 570 98,750
Siemens AG (Registered) ........ 580 103,834
thyssenkrupp AG .............. 91 562
318,134
Hong Kong — 0.3%
AIA Group Ltd.
(e)
.............. 4,400 34,507
Indonesia — 0.0%
Vale Indonesia Tbk. PT .......... 4,600 1,128
Israel — 0.2%
Bank Hapoalim BM ............ 145 1,234
Nice Ltd.
(d)
.................. 4 830
Security
Shares
Shares Value
Israel (continued)
Wix.com Ltd.
(d)
................ 172 $ 21,823
23,887
Italy — 1.5%
A2A SpA ................... 1,377 2,730
Enel SpA ................... 12,905 88,055
Intesa Sanpaolo SpA ........... 11,881 36,609
UniCredit SpA ................ 1,194 34,975
162,369
Japan — 5.3%
Aeon Co. Ltd. ................ 100 2,390
Amada Co. Ltd. ............... 900 9,712
Astellas Pharma, Inc. ........... 2,800 32,599
Daiichi Sankyo Co. Ltd. .......... 700 20,957
Daito Trust Construction Co. Ltd. ... 100 11,375
ENEOS Holdings, Inc. .......... 1,700 6,866
Kakaku.com, Inc. .............. 400 4,550
Kirin Holdings Co. Ltd. .......... 1,400 20,124
Marubeni Corp. ............... 200 3,411
Mitsubishi Corp. ............... 1,200 20,682
Mitsubishi Estate Co. Ltd. ........ 100 1,386
Mitsubishi UFJ Financial Group, Inc. . 7,900 73,996
Mitsui Fudosan Co. Ltd. ......... 2,300 57,739
Mizuho Financial Group, Inc. ...... 4,500 81,727
Nippon Express Holdings, Inc. ..... 100 5,952
Ono Pharmaceutical Co. Ltd. ...... 300 5,407
ORIX Corp. .................. 1,200 23,171
Otsuka Holdings Co. Ltd. ........ 300 11,793
Panasonic Holdings Corp. ........ 2,600 24,489
Sega Sammy Holdings, Inc. ....... 700 10,302
Sekisui House Ltd. ............. 1,200 27,089
Shimadzu Corp. ............... 200 5,530
Shionogi & Co. Ltd. ............ 400 19,199
SoftBank Corp. ............... 400 5,314
SoftBank Group Corp. .......... 100 4,317
Sompo Holdings, Inc. ........... 200 10,370
Sumitomo Corp. .............. 100 2,300
Sumitomo Mitsui Financial Group, Inc. 600 31,208
Toho Co. Ltd. ................ 200 6,515
Tokyo Electron Ltd. ............ 200 37,114
577,584
Luxembourg — 0.6%
ArcelorMittal SA ............... 2,210 60,863
Mexico — 0.2%
Alsea SAB de CV
(d)
............ 220 863
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 30 873
Southern Copper Corp. .......... 219 17,980
Wal-Mart de Mexico SAB de CV .... 325 1,343
21,059
Netherlands — 1.3%
ABN AMRO Bank NV , CVA
(b) (c)
..... 466 6,858
ASR Nederland NV ............ 99 4,666
ING Groep NV ................ 6,301 89,528
NN Group NV ................ 893 36,602
137,654
New Zealand — 0.0%
Xero Ltd.
(d)
.................. 66 4,724
Norway — 0.5%
DNB Bank ASA ............... 2,057 39,988
Equinor ASA ................. 341 9,758
Kongsberg Gruppen ASA ........ 37 1,886

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Norway (continued)
Norsk Hydro ASA .............. 251 $ 1,471
53,103
Singapore — 0.3%
DBS Group Holdings Ltd. ........ 200 4,737
Grab Holdings Ltd. , Class A
(d)
...... 241 740
Singapore Airlines Ltd. .......... 5,600 27,794
Singapore Telecommunications Ltd. . 600 1,071
United Overseas Bank Ltd. ....... 100 2,108
36,450
South Africa — 0.2%
Anglo American plc ............ 893 21,364
MTN Group Ltd. ............... 42 214
MultiChoice Group
(d)
............ 143 573
22,151
South Korea — 0.8%
Amorepacific Group
(d)
........... 358 6,578
BGF retail Co. Ltd.
(d)
............ 20 2,117
Cheil Worldwide, Inc. ........... 357 4,913
CJ ENM Co. Ltd.
(d)
............. 110 5,876
Hugel, Inc.
(d)
................. 43 4,885
Hyosung Advanced Materials Corp.
(d)
2 489
KCC Corp. .................. 5 921
LG Chem Ltd. ................ 116 37,617
NCSoft Corp.
(d)
............... 60 8,855
PharmaResearch Co. Ltd.
(d)
....... 59 4,650
Seegene, Inc. ................ 194 3,672
SK Telecom Co. Ltd. ............ 331 12,445
93,018
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA . 797 7,460
Banco Santander SA ........... 1,616 6,495
Iberdrola SA
(d)
................ 29 349
Industria de Diseno Textil SA ...... 741 31,683
Repsol SA .................. 132 1,949
47,936
Sweden — 0.6%
Saab AB , Class B ............. 174 11,204
Swedbank AB , Class A .......... 2,554 52,046
Trelleborg AB , Class B .......... 3 91
63,341
Switzerland — 2.2%
ABB Ltd. (Registered) ........... 2,199 93,044
Flughafen Zurich AG (Registered) ... 40 8,253
Kuehne + Nagel International AG
(Registered) ............... 191 64,726
Novartis AG (Registered) ........ 663 68,563
Sonova Holding AG (Registered) ... 1 320
234,906
Taiwan — 0.9%
Makalot Industrial Co. Ltd. ........ 1,000 11,471
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,000 80,074
Wisdom Marine Lines Co. Ltd. ..... 2,000 3,285
94,830
Turkey — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii
A/S , Class A ............... 390 1,809
Coca-Cola Icecek A/S ........... 22 388
Enerjisa Enerji A/S
(b) (c)
........... 327 599
Security
Shares
Shares Value
Turkey (continued)
Migros Ticaret A/S ............. 231 $ 3,107
5,903
United Kingdom — 1.9%
AstraZeneca plc .............. 106 14,053
Auto Trader Group plc
(b) (c)
........ 1,165 10,718
BAE Systems plc .............. 1,397 20,810
Barclays plc ................. 9,872 18,345
British Land Co. plc (The) ........ 1,760 8,460
Drax Group plc ............... 180 1,162
easyJet plc
(d)
................. 324 2,268
Johnson Matthey plc ........... 40 825
Land Securities Group plc ........ 52 438
National Grid plc .............. 123 1,638
Smiths Group plc .............. 479 9,817
Spectris plc .................. 384 17,877
Standard Chartered plc .......... 94 710
Taylor Wimpey plc ............. 2,782 5,194
Tesco plc ................... 12,892 46,716
United Utilities Group plc ......... 1,113 14,991
Vodafone Group plc ............ 35,321 30,028
WPP plc .................... 79 764
204,814
United States — 66.4%
3M Co. ..................... 354 33,400
AbbVie, Inc. ................. 314 51,622
Accenture plc , Class A .......... 67 24,380
Adient plc
(d)
.................. 56 1,944
Adobe, Inc.
(d)
................. 207 127,880
AECOM .................... 786 69,317
Agilent Technologies, Inc. ........ 666 86,647
Alaska Air Group, Inc.
(d)
.......... 60 2,150
Align Technology, Inc.
(d)
.......... 3 802
Alkermes plc
(d)
................ 39 1,055
Alphabet, Inc. , Class A
(d)
......... 1,131 158,453
Alphabet, Inc. , Class C
(d)
......... 1,022 144,920
Amazon.com, Inc.
(d)
............ 2,019 313,349
Amdocs Ltd. ................. 47 4,309
American Express Co. .......... 535 107,396
American Tower Corp. .......... 47 9,196
Amgen, Inc. ................. 103 32,369
Apple, Inc. .................. 2,925 539,370
Applied Materials, Inc. .......... 599 98,416
AptarGroup, Inc. .............. 121 15,715
Archer-Daniels-Midland Co. ....... 26 1,445
Axalta Coating Systems Ltd.
(d)
..... 12 389
Bank of America Corp. .......... 3,588 122,028
Berkshire Hathaway, Inc. , Class B
(d)
. 148 56,793
Best Buy Co., Inc. ............. 960 69,590
Biogen, Inc.
(d)
................ 1 247
BioMarin Pharmaceutical, Inc.
(d)
.... 70 6,166
Block, Inc. , Class A
(d)
........... 1,059 68,846
Booking Holdings, Inc.
(d)
......... 29 101,717
Boston Scientific Corp.
(d)
......... 261 16,511
Box, Inc. , Class A
(d)
............ 493 12,808
Boyd Gaming Corp. ............ 139 8,825
Bristol-Myers Squibb Co. ......... 979 47,844
Brixmor Property Group, Inc. ...... 38 853
Broadcom, Inc. ............... 23 27,140
Bunge Global SA .............. 15 1,321
Cable One, Inc. ............... 2 1,098
Cadence Design Systems, Inc.
(d)
... 330 95,192
Camden Property Trust .......... 157 14,733
Cardinal Health, Inc. ............ 57 6,224
Cencora, Inc. ................ 34 7,911

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Centene Corp.
(d)
.............. 24 $ 1,807
Chevron Corp. ................ 363 53,517
Ciena Corp.
(d)
................ 80 4,240
Cigna Group (The) ............. 12 3,611
Cirrus Logic, Inc.
(d)
............. 66 5,095
Citigroup, Inc. ................ 1,123 63,079
CNH Industrial NV ............. 122 1,464
Coca-Cola Co. (The) ........... 1,742 103,632
Colgate-Palmolive Co. .......... 630 53,046
ConocoPhillips ............... 926 103,592
Costco Wholesale Corp. ......... 130 90,334
CSL Ltd. .................... 47 9,230
Curtiss-Wright Corp. ............ 165 36,724
Deckers Outdoor Corp.
(d)
......... 3 2,261
Dell Technologies, Inc. , Class C .... 78 6,465
Delta Air Lines, Inc. ............ 588 23,014
DR Horton, Inc. ............... 44 6,288
eBay, Inc. ................... 869 35,690
Ecolab, Inc. ................. 67 13,281
Edwards Lifesciences Corp.
(d)
..... 312 24,483
Electronic Arts, Inc. ............ 181 24,902
Elevance Health, Inc. ........... 107 52,798
Eli Lilly & Co. ................ 129 83,284
EMCOR Group, Inc. ............ 133 30,339
EOG Resources, Inc. ........... 96 10,924
Equinix, Inc. ................. 8 6,638
Exact Sciences Corp.
(d)
.......... 27 1,766
ExlService Holdings, Inc.
(d)
....... 77 2,409
Experian plc ................. 593 24,682
Exxon Mobil Corp. ............. 454 46,676
F5, Inc.
(d)
................... 9 1,653
Fortune Brands Innovations, Inc. ... 7 543
Fox Corp. , Class A ............. 307 9,916
General Electric Co. ............ 681 90,178
General Mills, Inc. ............. 1,035 67,182
General Motors Co. ............ 1,114 43,223
Gilead Sciences, Inc. ........... 174 13,617
GoDaddy, Inc. , Class A
(d)
......... 75 7,999
Graco, Inc. .................. 336 28,661
Guidewire Software, Inc.
(d)
........ 16 1,787
Hewlett Packard Enterprise Co. .... 147 2,248
Hologic, Inc.
(d)
................ 118 8,784
Home Depot, Inc. (The) ......... 155 54,709
Honeywell International, Inc. ...... 472 95,467
HP, Inc. .................... 2,893 83,058
Incyte Corp.
(d)
................ 117 6,876
Intel Corp. .................. 370 15,940
Intuitive Surgical, Inc.
(d)
.......... 100 37,822
Invesco Ltd. ................. 172 2,723
James Hardie Industries plc , CDI
(d)
.. 57 2,141
Johnson & Johnson ............ 706 112,183
Jones Lang LaSalle, Inc.
(d)
........ 5 885
JPMorgan Chase & Co. ......... 105 18,308
KB Home ................... 10 596
KBR, Inc. ................... 32 1,667
Keysight Technologies, Inc.
(d)
...... 70 10,728
Kimberly-Clark Corp. ........... 25 3,024
KLA Corp. ................... 97 57,622
Lam Research Corp. ........... 19 15,678
Lear Corp. .................. 75 9,967
Leidos Holdings, Inc. ........... 4 442
Lennar Corp. , Class A ........... 45 6,743
Louisiana-Pacific Corp. .......... 7 466
Lululemon Athletica, Inc.
(d)
........ 9 4,084
LyondellBasell Industries NV , Class A 60 5,647
Security
Shares
Shares Value
United States (continued)
Manhattan Associates, Inc.
(d)
...... 268 $ 65,006
Marathon Oil Corp. ............. 217 4,958
Marathon Petroleum Corp. ....... 303 50,177
Marsh & McLennan Cos., Inc. ..... 41 7,947
Mastercard, Inc. , Class A ......... 324 145,550
McDonald's Corp. ............. 89 26,052
McKesson Corp. .............. 20 9,998
Medtronic plc ................ 1,172 102,597
Merck & Co., Inc. .............. 561 67,758
Meta Platforms, Inc. , Class A
(d)
..... 274 106,898
MetLife, Inc. ................. 1,126 78,054
Mettler-Toledo International, Inc.
(d)
.. 4 4,789
Microsoft Corp. ............... 1,336 531,167
Molson Coors Beverage Co. , Class B 124 7,662
Mondelez International, Inc. , Class A . 8 602
Moody's Corp. ................ 230 90,169
MSCI, Inc. .................. 12 7,183
Nasdaq, Inc. ................. 57 3,293
Nestle SA (Registered) .......... 1,078 122,839
Netflix, Inc.
(d)
................. 24 13,539
Neurocrine Biosciences, Inc.
(d)
..... 55 7,687
NextEra Energy, Inc. ........... 43 2,521
Nutanix, Inc. , Class A
(d)
.......... 181 10,172
NVIDIA Corp. ................ 491 302,098
Oshkosh Corp. ............... 185 20,368
Otis Worldwide Corp. ........... 243 21,491
Owens Corning ............... 25 3,788
Paramount Global , Class B ....... 325 4,742
PepsiCo, Inc. ................ 596 100,444
PPG Industries, Inc. ............ 22 3,103
Procter & Gamble Co. (The) ...... 221 34,728
Prologis, Inc. ................. 105 13,302
Prudential Financial, Inc. ......... 150 15,739
PulteGroup, Inc. .............. 43 4,496
QUALCOMM, Inc. ............. 749 111,234
Regeneron Pharmaceuticals, Inc.
(d)
.. 11 10,371
Reinsurance Group of America, Inc. . 27 4,695
Robert Half, Inc. .............. 59 4,693
Ryder System, Inc. ............. 10 1,136
S&P Global, Inc. .............. 162 72,633
Salesforce, Inc.
(d)
.............. 28 7,870
Schneider Electric SE ........... 289 56,774
Snap, Inc. , Class A
(d)
........... 15 238
Splunk, Inc.
(d)
................ 25 3,834
Spotify Technology SA
(d)
......... 174 37,471
Starbucks Corp. ............... 8 744
Stellantis NV ................. 24 529
Stryker Corp. ................ 43 14,426
Synchrony Financial ............ 481 18,696
Target Corp. ................. 264 36,717
Taylor Morrison Home Corp.
(d)
..... 56 2,920
TE Connectivity Ltd. ............ 661 93,988
Teradata Corp.
(d)
.............. 121 5,588
Tesla, Inc.
(d)
.................. 378 70,796
Tetra Tech, Inc. ............... 120 18,982
Textron, Inc. ................. 350 29,648
TJX Cos., Inc. (The) ............ 444 42,140
Toll Brothers, Inc. .............. 10 993
Travelers Cos., Inc. (The) ........ 63 13,316
UGI Corp. ................... 981 21,719
United Airlines Holdings, Inc.
(d)
..... 49 2,028
UnitedHealth Group, Inc. ......... 55 28,146
Valero Energy Corp. ............ 646 89,729
Veeva Systems, Inc. , Class A
(d)
.... 5 1,037
VeriSign, Inc.
(d)
............... 196 38,980

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
United States (continued)
Vertex Pharmaceuticals, Inc.
(d)
..... 54 $ 23,402
Visa, Inc. , Class A ............. 68 18,582
Visteon Corp.
(d)
............... 66 7,609
Walmart, Inc. ................. 42 6,940
Weyerhaeuser Co. ............. 884 28,969
Workday, Inc. , Class A
(d)
......... 38 11,061
Workiva, Inc. , Class A
(d)
.......... 6 558
Yum! Brands, Inc. ............. 260 33,667
Zillow Group, Inc. , Class C
(d)
...... 551 31,319
7,233,304
Total Common Stocks — 98.1%
(Cost: $ 9,924,331 ) .............................. 10,681,427
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
Azul SA (Preference) ........... 770 2,087
Braskem SA (Preference) , Series A .. 1,969 7,106
Security
Shares
Shares Value
Brazil (continued)
Cia Energetica de Minas Gerais
(Preference) ............... 74 $ 172
9,365
Total Preferred Stocks — 0.1%
(Cost: $ 10,223 ) ................................ 9,365
Total Long-Term Investments — 98 .2%
(Cost: $ 9,934,554 ) .............................. 10,690,792
Short-Term Securities
Money Market Funds — 2.4%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21% ...... 231,094 231,094
SL Liquidity Series, LLC, Money Market
Series , 5.49%
(h)
............. 34,906 34,920
Total Short-Term Securities — 2 .4%
(Cost: $ 266,014 ) ................................ 266,014
Total Investments — 100.6%
(Cost: $ 10,200,568 ) .............................. 10,956,806
Liabilities in Excess of Other Assets — (0.6) % ............ (63,736)
Net Assets — 100.0% .............................. $ 10,893,070
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
06/21/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ — $ 231,094
(b)
$ — $ — $ — $ 231,094 231,094 $ 7,999 $ —
SL Liquidity Series, LLC, Money
Market Series ......... — 34,920
(b)
— — — 34,920 34,906 2
(c)
—
$ — $ — $ 266,014 $ 8,001 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI India Index .......................................................... 1 03/15/24 $ 116 $ 6,108
S&P 500 Micro E-Mini Index ................................................... 3 03/15/24 73 1,198
$ 7,306
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 130,441 $ — $ 130,441
Austria .............................................. — 18,195 — 18,195
Belgium ............................................. 9,361 19,408 — 28,769
Brazil ............................................... 172,238 2,743 — 174,981
Canada ............................................. 213,137 — — 213,137
Chile ............................................... — 14,058 — 14,058
China ............................................... — 325,812 — 325,812
Denmark ............................................. — 187,026 — 187,026
Finland .............................................. — 11,890 — 11,890
France .............................................. — 145,453 — 145,453
Germany ............................................ — 318,134 — 318,134
Hong Kong ........................................... — 34,507 — 34,507
Indonesia ............................................ 1,128 — — 1,128
Israel ............................................... 21,823 2,064 — 23,887
Italy ................................................ — 162,369 — 162,369
Japan ............................................... — 577,584 — 577,584
Luxembourg .......................................... — 60,863 — 60,863
Mexico .............................................. 21,059 — — 21,059

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage Global Equity Fund

Level 1 Level 2 Level 3 Total
Netherlands ........................................... $ — $ 137,654 $ — $ 137,654
New Zealand .......................................... — 4,724 — 4,724
Norway .............................................. — 53,103 — 53,103
Singapore ............................................ 740 35,710 — 36,450
South Africa ........................................... 787 21,364 — 22,151
South Korea .......................................... — 93,018 — 93,018
Spain ............................................... — 47,936 — 47,936
Sweden ............................................. — 63,341 — 63,341
Switzerland ........................................... — 234,906 — 234,906
Taiwan .............................................. — 94,830 — 94,830
Turkey .............................................. — 5,903 — 5,903
United Kingdom ........................................ 1,987 202,827 — 204,814
United States .......................................... 7,017,109 216,195 — 7,233,304
Preferred Securities ....................................... 9,365 — — 9,365
Short-Term Securities
Money Market Funds ...................................... 231,094 — — 231,094
$ 7,699,828 $ 3,222,058 $ — $ 10,921,886
Investments Valued at NAV
(a)
...................................... 34,920
$ 10,956,806
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 1,198 $ 6,108 $ — $ 7,306
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)